Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000872323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
Oakmark Fund (Prospectus Summary) | Oakmark Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKMX
Oakmark Fund (Prospectus Summary) | Oakmark Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARMX
Oakmark Select Fund (Prospectus Summary) | Oakmark Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKLX
Oakmark Select Fund (Prospectus Summary) | Oakmark Select Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARLX
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKBX
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARBX
Oakmark Global Fund (Prospectus Summary) | Oakmark Global Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKGX
Oakmark Global Fund (Prospectus Summary) | Oakmark Global Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARGX
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKWX
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARWX
Oakmark International Fund (Prospectus Summary) | Oakmark International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKIX
Oakmark International Fund (Prospectus Summary) | Oakmark International Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARIX
Oakmark International Small Cap Fund (Prospectus Summary) | Oakmark International Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKEX
Oakmark International Small Cap Fund (Prospectus Summary) | Oakmark International Small Cap Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAREX